UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Insight Select Income Fund

(Class A: CPUAX)

(Class C: CPUCX)

(Class I: CPUIX)

(Class Y: CPUYX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2023

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Table of Contents
Schedule of Investments	1
Statement of Assets and Liabilities	19
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	28
Expense Example	38

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Insight Select Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 10.9%
$73,152	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[1,2]	$72,945
270,000	Antares CLO Ltd. Series 2017-1A, Class CR, 8.38% (3-Month Term SOFR+296 basis points), 4/20/2033[1,2,3]	257,741
100,000	Auxilior Term Funding 2023-1 LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028[1,2]	100,374
150,000	Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026[1,2]	143,396
280,903	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[1,2]	233,158
500,815	CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[1,2]	462,884
95,348	Chesapeake Funding II LLC Series 2023-2A, Class A1, 6.16%, 10/15/2035[1,2]	96,340
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.68%, 11/10/2046[1,2,4]	83,285
340,400	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[1,2]	301,659
254,000	Daimler Trucks Retail Trust Series 2023-1, Class A3, 5.90%, 3/15/2027[1]	257,607
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[1,2]	534,477
609,560	DB Master Finance LLC Series 2021-1A, Class A2I, 2.05%, 11/20/2051[1,2]	553,705
526,500	Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[1,2]	465,450
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 7.36% (3-Month Term SOFR+196 basis points), 4/17/2031[1,2,3]	1,230,600
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[1,2]	489,310
370,000	Ford Credit Auto Owner Trust Series 2022-C, Class B, 5.03%, 2/15/2028[1]	368,819
1,500,000	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 7.21% (3-Month Term SOFR+181 basis points), 10/15/2033[1,2,3]	1,488,750
850,000	Golub Capital Partners CLO Ltd. Series 2018-36A, Class C, 7.75% (3-Month Term SOFR+236 basis points), 2/5/2031[1,2,3]	826,415
250,000	Series 2020-47A, Class C1, 8.90% (3-Month Term SOFR+351 basis points), 5/5/2032[1,2,3]	248,750
90,016	Hilton Grand Vacations Trust 2023-1 Series 2023-1A, Class A, 5.72%, 1/25/2038[1,2]	92,135
190,326	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[1,2]	170,353
1

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$250,000	IVY Hill Middle Market Credit Fund Ltd. Series 12A, Class BR, 8.58% (3-Month Term SOFR+316 basis points), 7/20/2033[1,2,3]	$238,549
6,742	Laurel Road Prime Student Loan Trust Series 2017-C, Class A2B, 2.81%, 11/25/2042[1,2]	6,706
23,838	Marlette Funding Trust Series 2022-3A, Class A, 5.18%, 11/15/2032[1,2]	23,771
506,426	MCF CLO Ltd. Series 2019-1A, Class A1R, 6.90% (3-Month Term SOFR+150 basis points), 7/17/2031[1,2,3]	504,716
910,500	MF1 Ltd. Series 2021-FL7, Class AS, 6.92% (1-Month Term SOFR+157 basis points), 10/16/2036[1,2,3]	883,245
448,000	Series 2022-FL8, Class C, 7.56% (1-Month Term SOFR+220 basis points), 2/19/2037[1,2,3]	429,862
93,907	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[1,2]	82,762
1,058,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[1,2]	931,057
158,327	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[1,2,4]	139,727
147,445	Purewest Funding LLC Series 2021-1, Class A1, 4.09%, 12/22/2036[1,2]	141,582
238,000	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/20281	234,407
114,684	SFS Auto Receivables Securitization Trust 2023-1 Series 2023-1A, Class A2A, 5.89%, 3/22/2027[1,2]	114,878
1,106,934	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[1,2]	971,587
59,338	SMB Private Education Loan Trust Series 2017-B, Class A2B, 6.23% (1-Month Term SOFR+86 basis points), 10/15/2035[1,2,3]	58,907
452,356	Series 2019-B, Class A2B, 6.48% (1-Month Term SOFR+112 basis points), 6/15/2037[1,2,3]	448,031
272,000	Tesla Auto Lease Trust 2023-B Series 2023-B, Class A3, 6.13%, 9/21/2026[1,2]	274,740
445,468	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[1,2]	382,714
520,286	Willis Engine Structured Trust Series 2018-A, Class A, 4.75%, 9/15/2043[1,2,5]	447,617
597,506	Series 2021-A, Class A, 3.10%, 5/15/2046[1,2]	501,562
	TOTAL ASSET-BACKED SECURITIES
	(Cost $16,333,045)	15,294,573

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 6.58% (1-Month Term SOFR+121 basis points), 8/15/2036[2,3]	145,848
2

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$155,540	COLT 2023-3 Mortgage Loan Trust Series 2023-3, Class A2, 7.43%, 9/25/2068[1,2,5]	$157,953
554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 8.47% (1-Month Term SOFR+312 basis points), 3/25/2026[1,2,3]	541,993
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $871,538)	845,794
	CORPORATE BONDS — 78.9%
	COMMUNICATIONS — 5.4%
750,000	AT&T, Inc. 4.75%, 5/15/2046[1]	680,246
1,155,000	3.55%, 9/15/2055[1]	835,036
1,045,000	Comcast Corp. 3.45%, 2/1/2050[1]	805,719
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	627,031
250,000	CSC Holdings LLC 7.50%, 4/1/2028[1,2]	187,023
223,000	6.50%, 2/1/2029[1,2]	196,820
1,144,000	4.63%, 12/1/2030[1,2]	689,201
245,000	Frontier Communications Holdings LLC 5.00%, 5/1/2028[1,2]	226,338
335,000	Meta Platforms, Inc. 4.45%, 8/15/2052[1]	308,909
488,000	Paramount Global 4.20%, 5/19/2032[1]	436,651
83,000	6.87%, 4/30/2036	84,432
530,000	Prosus N.V. 4.99%, 1/19/2052[1,2,6]	398,786
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	482,809
48,000	T-Mobile USA, Inc. 4.95%, 3/15/2028[1]	48,678
8,000	Univision Communications, Inc. 8.00%, 8/15/2028[1,2]	8,254
450,000	Verizon Communications, Inc. 2.55%, 3/21/2031[1]	388,574
664,000	3.55%, 3/22/2051[1]	512,429
200,000	Virgin Media Finance PLC 5.00%, 7/15/2030[1,2,6]	176,512
500,000	Warnermedia Holdings, Inc. 5.14%, 3/15/2052[1]	431,429
		7,524,877
	CONSUMER DISCRETIONARY — 8.9%
155,000	Air Canada 3.88%, 8/15/2026[1,2,6]	148,069

3

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$155,722	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[2,6]	$152,663
292,871	American Airlines Class AA Pass-Through Trust 3.35%, 4/15/2031	264,448
	American Airlines Class AA Pass-Through Trust
183,915	3.65%, 8/15/2030	170,260
359,703	3.15%, 8/15/2033	314,842
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
290,833	5.50%, 4/20/2026[2,6]	288,740
161,000	5.75%, 4/20/2029[2,6]	156,888
400,000	Benteler International A.G. 10.50%, 5/15/2028[1,2,6]	421,372
95,041	British Airways Class A Pass-Through Trust 4.25%, 11/15/2032[2]	88,587
	Caesars Entertainment, Inc.
109,000	8.12%, 7/1/2027[1,2]	111,766
106,000	7.00%, 2/15/2030[1,2]	108,656
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
82,000	4.50%, 10/20/2025[2,6]	80,772
623,000	4.75%, 10/20/2028[2,6]	612,895
1,101,000	ERAC USA Finance LLC 4.50%, 2/15/2045[1,2]	1,000,826
	Ford Motor Credit Co. LLC
739,000	4.54%, 8/1/2026[1]	715,874
550,000	7.12%, 11/7/2033[1]	593,601
362,000	General Motors Co. 6.80%, 10/1/2027[1]	383,966
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[1]	724,408
1,213,000	2.35%, 1/8/2031[1]	1,004,303
370,000	Macy's Retail Holdings LLC 5.87%, 3/15/2030[1,2]	351,533
200,000	MGM China Holdings Ltd. 4.75%, 2/1/2027[1,2,6]	190,250
125,000	Murphy Oil USA, Inc. 3.75%, 2/15/2031[1,2]	108,764
270,000	Sands China Ltd. 4.63%, 6/18/2030[1,6]	245,653
1,034,000	Starbucks Corp. 4.45%, 8/15/2049[1]	942,465
770,000	Stellantis Finance US, Inc. 2.69%, 9/15/2031[1,2]	645,374
148,000	Tapestry, Inc. 7.85%, 11/27/2033[1]	158,276
151,394	United Airlines Class A Pass-Through Trust 5.87%, 4/15/2029	153,297
4

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$155,000	United Airlines 2023-1 Class A Pass-Through Trust 5.80%, 7/15/2037	$156,906
	United Airlines Class AA Pass-Through Trust
152,661	4.15%, 2/25/2033	140,851
507,584	2.70%, 11/1/2033	429,767
187,556	United Airlines Class B Pass-Through Trust 4.60%, 9/1/2027	178,132
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[1,2]	62,396
273,000	4.63%, 4/15/2029[1,2]	255,335
355,000	Volkswagen Group of America Finance LLC 6.45%, 11/16/2030[1,2]	378,479
800,000	Wynn Macau Ltd. 5.63%, 8/26/2028[1,2,6]	741,326
		12,481,740

	CONSUMER STAPLES — 3.3%
	Altria Group, Inc.
45,000	4.80%, 2/14/2029[1]	44,884
152,000	5.95%, 2/14/2049[1]	155,414
480,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036[1]	480,292
	BAT Capital Corp.
320,000	2.26%, 3/25/2028[1]	286,594
119,000	6.34%, 8/2/2030[1]	125,099
42,000	7.08%, 8/2/2053[1]	45,062
386,000	BAT International Finance PLC 1.67%, 3/25/2026[1,6]	358,677
	Bimbo Bakeries USA, Inc.
376,000	6.40%, 1/15/2034[1,2]	417,259
352,000	4.00%, 5/17/2051[1,2]	282,990
64,000	J M Smucker Co. 6.50%, 11/15/2053[1]	74,154
206,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/2032[1,6]	176,571
373,000	Kraft Heinz Foods Co. 5.50%, 6/1/2050[1]	385,867
750,000	Kroger Co. 4.50%, 1/15/2029[1]	745,851
229,000	MARB BondCo PLC 3.95%, 1/29/2031[1,2,6]	185,965
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[1,2]	588,197
54,000	Philip Morris International, Inc. 5.63%, 11/17/2029[1]	56,686
5

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$240,000	U.S. Foods, Inc. 7.25%, 1/15/2032[1,2]	$250,251
		4,659,813

	ENERGY — 10.8%
414,000	Aker BP ASA 3.10%, 7/15/2031[1,2,6]	354,694
390,000	BP Capital Markets PLC 4.38% (USD 5 Year Tsy+404 basis points)[1,6,7,8]	380,451
	Cheniere Energy Partners LP
90,000	3.25%, 1/31/2032[1]	76,686
53,000	5.95%, 6/30/2033[1,2]	54,373
	CITGO Petroleum Corp.
845,000	7.00%, 6/15/2025[1,2]	843,414
17,000	8.37%, 1/15/2029[1,2]	17,481
42,000	Columbia Pipelines Holding Co. LLC 6.06%, 8/15/2026[1,2]	43,012
92,000	Columbia Pipelines Operating Co. LLC 6.54%, 11/15/2053[1,2]	101,710
224,000	CVR Energy, Inc. 5.25%, 2/15/2025[1,2]	223,642
358,000	DT Midstream, Inc. 4.30%, 4/15/2032[1,2]	321,326
136,000	Ecopetrol S.A. 8.62%, 1/19/2029[1,6]	144,919
690,000	EIG Pearl Holdings Sarl 4.39%, 11/30/2046[2,6]	553,208
	Enbridge, Inc.
374,000	5.70%, 3/8/2033[1,6]	389,527
150,000	6.70%, 11/15/2053[1,6]	175,138
180,000	6.00% (3-Month Term SOFR+415 basis points), 1/15/2077[1,6,9]	170,923
337,000	Endeavor Energy Resources LP / EER Finance, Inc. 5.75%, 1/30/2028[1,2]	337,318
	Energy Transfer LP
314,000	3.75%, 5/15/2030[1]	292,089
21,000	7.37%, 2/1/2031[1,2]	22,070
275,000	5.40%, 10/1/2047[1]	257,226
500,000	6.25%, 4/15/2049[1]	518,290
92,000	7.12% (USD 5 Year Tsy+530 basis points)[1,7,8]	84,776
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	538,610
366,000	3.30%, 2/15/2053[1]	272,089
126,000	5.38% (3-Month Term SOFR+283 basis points), 2/15/2078[1,9]	112,926
956,000	Exxon Mobil Corp. 4.23%, 3/19/2040[1]	890,606
6

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$130,000	Hess Midstream Operations LP 5.13%, 6/15/2028[1,2]	$125,426
	Howard Midstream Energy Partners LLC
157,000	6.75%, 1/15/2027[1,2]	155,473
123,000	8.87%, 7/15/2028[1,2]	129,096
	Kinder Morgan, Inc.
410,000	8.05%, 10/15/2030	473,083
600,000	5.55%, 6/1/2045[1]	579,206
	MPLX LP
249,000	5.50%, 2/15/2049[1]	241,799
983,000	4.90%, 4/15/2058[1]	836,930
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[1,2]	804,586
737,000	7.77%, 12/15/2037[2]	819,711
	ONEOK, Inc.
73,000	5.80%, 11/1/2030[1]	76,005
107,000	6.10%, 11/15/2032[1]	113,903
328,000	6.62%, 9/1/2053[1]	368,452
263,000	Parkland Corp./Canada 4.50%, 10/1/2029[1,2,6]	241,032
	Petroleos Mexicanos
304,000	5.95%, 1/28/2031[1,6]	242,744
224,000	6.70%, 2/16/2032[1,6]	185,906
136,000	6.95%, 1/28/2060[1,6]	89,579
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[1]	246,714
809,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 3/1/2030[1]	809,069
290,000	Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050[1]	235,053
270,000	Venture Global LNG, Inc. 9.50%, 2/1/2029[1,2]	285,636
	Western Midstream Operating LP
79,000	6.35%, 1/15/2029[1]	82,457
31,000	6.15%, 4/1/2033[1]	32,226
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[1]	728,578
		15,079,168

	FINANCIALS — 26.9%
669,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 1/30/2032[1,6]	582,919
501,000	AIB Group PLC 4.26% (3-Month USD Libor+187 basis points), 4/10/2025[1,2,4,6]	498,366
600,000	Allianz S.E. 3.50% (USD 5 Year Tsy+297 basis points)[1,2,4,6,8,10]	531,997
7

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$200,000	3.20% (USD 5 Year Tsy+217 basis points)[1,2,4,6,8,10]	$157,860
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[1,9]	173,908
309,000	American Express Co. 6.34% (SOFR Rate+133 basis points), 10/30/2026[1,9]	315,139
400,000	Banco Santander S.A. 5.59%, 8/8/2028[6]	408,220
	Bank of America Corp.
200,000	4.18%, 11/25/2027[1]	194,530
1,895,000	2.97% (SOFR Rate+133 basis points), 2/4/2033[1,9]	1,612,222
585,000	5.29% (SOFR Rate+191 basis points), 4/25/2034[1,9]	588,089
965,000	5.87% (SOFR Rate+184 basis points), 9/15/2034[1,9]	1,012,683
200,000	5.87%, 2/7/2042	216,229
166,000	Boston Properties LP 3.80%, 2/1/2024[1]	165,686
93,000	Brixmor Operating Partnership LP 3.85%, 2/1/2025[1]	91,008
600,000	Capital One Financial Corp. 7.62% (SOFR Rate+307 basis points), 10/30/2031[1,9]	660,286
	Citigroup, Inc.
297,000	3.98% (3-Month Term SOFR+160 basis points), 3/20/2030[1,9]	281,941
804,000	5.30%, 5/6/2044	773,979
605,000	4.00% (USD 5 Year Tsy+360 basis points)[1,4,8,10]	558,297
500,000	Citizens Bank N.A./Providence RI 6.06% (SOFR Rate+145 basis points), 10/24/2025[1,9]	487,806
342,000	Corebridge Financial, Inc. 5.75%, 1/15/2034[1]	351,268
451,000	Credit Agricole S.A. 4.00% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,6,7]	418,009
414,000	Discover Financial Services 6.70%, 11/29/2032[1]	434,335
	EPR Properties
316,000	4.50%, 4/1/2025[1]	310,042
545,000	3.60%, 11/15/2031[1]	452,784
	Extra Space Storage LP
75,000	5.70%, 4/1/2028[1]	76,939
265,000	2.35%, 3/15/2032[1]	216,382
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[1,2,9]	807,243
69,000	Fiserv, Inc. 5.60%, 3/2/2033[1]	72,043
450,000	Global Payments, Inc. 5.40%, 8/15/2032[1]	455,311

8

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$151,000	GLP Capital LP / GLP Financing II, Inc. 3.25%, 1/15/2032[1]	$127,482
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	215,030
790,000	7.40% (3-Month Term SOFR+201 basis points), 10/28/2027[1,3]	804,346
1,640,000	1.99% (SOFR Rate+109 basis points), 1/27/2032[1,9]	1,327,434
250,000	6.75%, 10/1/2037	275,858
232,000	High Street Funding Trust II 4.68%, 2/15/2048[1,2]	193,977
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points)[1,2,6,8,9,10]	500,433
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[6]	222,373
844,000	4.60% (USD 5 Year Tsy+365 basis points)[1,4,6,8,10]	703,922
663,000	ING Groep N.V. 3.87% (SOFR Rate+164 basis points), 3/28/2026[1,4,6]	649,871
	Iron Mountain, Inc.
46,000	5.00%, 7/15/2028[1,2]	44,219
215,000	7.00%, 2/15/2029[1,2]	220,992
164,000	4.88%, 9/15/2029[1,2]	155,328
	JPMorgan Chase & Co.
287,000	5.30% (SOFR Rate+145 basis points), 7/24/2029[1,9]	291,490
1,280,000	2.58% (3-Month Term SOFR+125 basis points), 4/22/2032[1,9]	1,084,713
1,551,000	5.35% (SOFR Rate+185 basis points), 6/1/2034[1,9]	1,574,662
107,000	Kite Realty Group LP 4.00%, 10/1/2026[1]	101,149
250,000	Kite Realty Group Trust 4.00%, 3/15/2025[1]	243,650
930,000	Liberty Mutual Group, Inc. 3.95%, 10/15/2050[1,2]	706,042
	Massachusetts Mutual Life Insurance Co.
502,000	5.08% (3-Month USD Libor+319 basis points), 2/15/2069[1,2,4]	457,124
236,000	4.90%, 4/1/2077[2]	201,259
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[1,2]	1,368,992
333,000	10.75%, 8/1/2039[1]	445,536
1,150,000	6.40%, 12/15/2066[1]	1,186,019
	Morgan Stanley
500,000	3.95%, 4/23/2027	485,627
575,000	4.89% (SOFR Rate+208 basis points), 7/20/2033[1,9]	561,693
1,415,000	6.63% (SOFR Rate+205 basis points), 11/1/2034[1,9]	1,569,577
	Nasdaq, Inc.
88,000	5.35%, 6/28/2028[1]	90,587
23,000	5.95%, 8/15/2053[1]	24,804
166,000	PNC Financial Services Group, Inc. 6.61% (SOFR Index+173 basis points), 10/20/2027[1,9]	172,272
9

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$379,000	5.00% (3-Month Term SOFR+356 basis points)[1,8,9,10]	$354,151
447,000	Prudential Financial, Inc. 5.70% (3-Month USD Libor+266 basis points), 9/15/2048[1,9]	429,298
215,000	Rexford Industrial Realty LP 2.15%, 9/1/2031[1]	172,366
78,000	Santander Holdings USA, Inc. 6.50% (SOFR Rate+236 basis points), 3/9/2029[1,9]	80,629
462,000	SBA Tower Trust 2.59%, 10/15/2031[1,2]	372,229
1,179,000	Scentre Group Trust 2 4.75% (USD 5 Year Tsy+438 basis points), 9/24/2080[1,2,4,6]	1,102,540
159,000	Simon Property Group LP 5.85%, 3/8/2053[1]	169,465
740,000	Synchrony Financial 2.88%, 10/28/2031[1]	593,952
382,000	Toronto-Dominion Bank 5.53%, 7/17/2026[6]	389,415
	Truist Financial Corp.
96,000	7.16% (SOFR Rate+245 basis points), 10/30/2029[1,4]	103,791
66,000	5.87% (SOFR Rate+236 basis points), 6/8/2034[1,9]	67,462
1,232,000	4.80% (USD 5 Year Tsy+300 basis points)[1,7,8,10]	1,133,601
94,000	U.S. Bancorp 5.84% (SOFR Rate+226 basis points), 6/12/2034[1,9]	97,151
	UBS Group A.G.
697,000	2.59% (SOFR Rate+156 basis points), 9/11/2025[1,2,6,9]	681,906
250,000	3.09% (SOFR Rate+173 basis points), 5/14/2032[1,2,4,6]	213,353
225,000	VICI Properties LP / VICI Note Co., Inc. 3.50%, 2/15/2025[1,2]	219,247
34,000	WEA Finance LLC 4.63%, 9/20/2048[1,2]	22,994
	Wells Fargo & Co.
290,000	5.57% (SOFR Rate+174 basis points), 7/25/2029[1,9]	296,408
535,000	6.49% (SOFR Rate+206 basis points), 10/23/2034[1,9]	583,173
250,000	5.88%[1,8,9,10]	247,635
719,000	3.90% (USD 5 Year Tsy+345 basis points)[1,4,8,10]	664,270
1,010,000	Westpac Banking Corp. 2.67% (USD 5 Year Tsy+175 basis points), 11/15/2035[1,4,6]	823,053
		37,730,071

	GOVERNMENTS — 0.8%
1,000,000	Saudi Government International Bond 5.25%, 1/16/2050[2,6]	978,670
461,000	Ukraine Government International Bond 7.25%, 3/15/2035[2,6]	108,335
		1,087,005

	HEALTH CARE — 3.5%
561,000	AbbVie, Inc. 4.05%, 11/21/20391	508,452
	Amgen, Inc.
10

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE (Continued)
$61,000	5.25%, 3/2/2030[1]	$62,791
146,000	5.65%, 3/2/2053[1]	154,292
1,000,000	Bayer U.S. Finance II LLC 4.63%, 6/25/2038[1,2]	865,599
247,000	Bayer U.S. Finance LLC 6.50%, 11/21/2033[1,2]	255,042
	CVS Health Corp.
271,000	4.30%, 3/25/2028[1]	266,719
287,000	4.25%, 4/1/2050[1]	240,663
89,000	5.87%, 6/1/2053[1]	93,954
200,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028[1,2]	184,142
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[1,6]	698,474
320,000	2.15%, 9/2/2031[1,6]	261,564
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[1,6]	278,331
545,000	Takeda Pharmaceutical Co., Ltd. 3.18%, 7/9/2050[1,6]	391,150
180,000	Tenet Healthcare Corp. 4.87%, 1/1/2026[1]	178,010
397,000	UnitedHealth Group, Inc. 3.05%, 5/15/2041[1]	311,275
204,000	Zimmer Biomet Holdings, Inc. 5.35%, 12/1/2028[1]	210,170
		4,960,628

	INDUSTRIALS — 3.2%
600,000	Adani Ports & Special Economic Zone Ltd. 3.38%, 7/24/2024[2,6]	587,042
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[1,2]	397,424
201,000	5.95%, 10/15/2033[1,2]	205,166
556,000	Boeing Co. 5.80%, 5/1/2050[1]	578,079
36,000	Carrier Global Corp. 6.20%, 3/15/2054[1,2]	41,819
83,000	GFL Environmental, Inc. 6.75%, 1/15/2031[1,2,6]	85,529
336,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,2]	331,648
52,000	Masonite International Corp. 3.50%, 2/15/2030[1,2,6]	45,075
136,000	Norfolk Southern Corp. 5.55%, 3/15/2034[1]	143,922
11

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$414,000	Rolls-Royce PLC 5.75%, 10/15/2027[1,2,6]	$414,728
367,000	Ryder System, Inc. 6.60%, 12/1/2033[1]	407,583
50,000	Sydney Airport Finance Co. Pty Ltd. 3.37%, 4/30/2025[1,2,6]	48,757
800,000	TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027[1,2]	786,143
52,000	TransDigm, Inc. 6.75%, 8/15/2028[1,2]	53,197
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[1,2,6]	127,496
200,000	Union Pacific Corp. 3.84%, 3/20/2060[1]	163,902
		4,417,510

	MATERIALS — 4.0%
431,000	Alpek S.A.B. de C.V. 3.25%, 2/25/2031[1,2,6]	369,284
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[1,6]	449,295
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029[1,2,6]	169,448
	Braskem Netherlands Finance B.V.
200,000	4.50%, 1/31/2030[1,2,6]	155,260
349,000	5.88%, 1/31/2050[2,6]	241,813
560,000	Celanese U.S. Holdings LLC 6.16%, 7/15/2027[1]	574,180
173,000	LABL, Inc. 5.88%, 11/1/2028[1,2]	156,997
272,000	Newmont Corp / Newcrest Finance Pty Ltd 3.25%, 5/13/2030[1,2,6]	246,071
206,000	Nutrien Ltd. 5.90%, 11/7/2024[6]	206,545
358,000	Orbia Advance Corp. S.A.B. de C.V. 2.88%, 5/11/2031[1,2,6]	296,231
	Sealed Air Corp.
523,000	1.57%, 10/15/2026[1,2]	471,136
16,000	6.13%, 2/1/2028[1,2]	16,132
761,000	Sherwin-Williams Co. 2.90%, 3/15/2052[1]	526,575
	Smyrna Ready Mix Concrete LLC
448,000	6.00%, 11/1/2028[1,2]	441,122
587,000	8.87%, 11/15/2031[1,2]	617,119
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[1,6]	274,504
12

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$381,000	Vale Overseas, Ltd. 6.87%, 11/21/2036[6]	$415,751
		5,627,463

	TECHNOLOGY — 4.5%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[1,2]	980,480
1,030,000	3.19%, 11/15/2036[1,2]	835,836
169,000	3.75%, 2/15/2051[1,2]	133,447
	Dell International LLC / EMC Corp.
226,000	5.85%, 7/15/2025[1]	228,127
98,000	8.35%, 7/15/2046[1]	129,209
188,000	3.45%, 12/15/2051[1]	136,729
	Intel Corp.
53,000	5.20%, 2/10/2033[1]	55,427
35,000	5.70%, 2/10/2053[1]	37,978
550,000	Kyndryl Holdings, Inc. 2.05%, 10/15/2026[1]	500,844
166,000	Micron Technology, Inc. 2.70%, 4/15/2032[1]	139,640
151,000	Microsoft Corp. 2.67%, 6/1/2060[1]	101,177
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[1,6]	511,561
	Oracle Corp.
1,105,000	2.30%, 3/25/2028[1]	1,007,398
500,000	3.85%, 7/15/2036[1]	436,497
458,000	3.60%, 4/1/2040[1]	366,627
46,000	5.55%, 2/6/2053[1]	46,199
768,000	VMware, Inc. 2.20%, 8/15/2031[1]	637,282
		6,284,458

	UTILITIES — 7.6%
650,000	AES Andes S.A. 6.35% (USD 5 Year Tsy+492 basis points), 10/7/2079[1,2,6,7]	608,894
466,495	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[1,2,6]	391,856
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[1]	640,207
32,000	CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053[1]	33,687
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[1,4]	180,836
140,000	Consolidated Edison Co. of New York, Inc. 5.90%, 11/15/2053[1]	154,564
13

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$800,000	Duke Energy Corp. 5.00%, 8/15/2052[1]	$749,935
634,000	Edison International 5.38% (USD 5 Year Tsy+470 basis points)[1,4,8,10]	599,637
200,000	Electricite de France S.A. 9.12% (USD 5 Year Tsy+541 basis points)[1,2,6,7,8]	223,280
300,000	Enel Finance International N.V. 7.50%, 10/14/2032[1,2,6]	343,099
230,000	Evergy Metro, Inc. 4.20%, 6/15/2047[1]	194,118
385,000	Evergy Missouri West, Inc. 5.15%, 12/15/2027[1,2]	387,581
905,000	Exelon Corp. 4.05%, 4/15/2030[1]	865,546
200,000	FirstEnergy Corp. 7.37%, 11/15/203[1]	235,943
22,000	Indiana Michigan Power Co. 5.63%, 4/1/2053[1]	23,175
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[1]	283,917
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[1,2]	265,501
354,000	Metropolitan Edison Co. 4.30%, 1/15/2029[1,2]	342,945
1,000,000	MidAmerican Energy Co. 4.25%, 7/15/2049[1]	873,754
206,000	New England Power Co. 5.94%, 11/25/2052[1,2]	215,734
	NiSource, Inc.
29,000	5.25%, 3/30/2028[1]	29,589
218,000	3.60%, 5/1/2030[1]	203,083
112,000	5.40%, 6/30/2033[1]	115,692
	Pacific Gas and Electric Co.
305,000	2.10%, 8/1/2027[1]	275,095
481,000	3.50%, 8/1/2050[1]	333,247
535,000	Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029[1]	499,405
111,000	Public Service Enterprise Group, Inc. 6.12%, 10/15/2033[1]	119,541
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[1]	213,826
	Southern Co. Gas Capital Corp.
426,000	5.87%, 3/15/2041[1]	434,718
121,000	3.95%, 10/1/2046[1]	94,210
822,000	4.40%, 5/30/2047[1]	697,982
		10,630,597
14

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Principal Amount		Value
	TOTAL CORPORATE BONDS
	(Cost $119,668,535)	110,483,330
	MUNICIPAL BONDS — 0.2%
$294,000	University of Michigan 3.60%, 4/1/2047	$257,074
	TOTAL MUNICIPAL BONDS
	(Cost $294,000)	257,074

	U.S. GOVERNMENT AND AGENCIES — 7.3%
	United States Treasury Bond
2,549,400	4.37%, 8/15/2043	2,611,939
1,286,100	1.25%, 5/15/2050	697,006
69,200	1.38%, 8/15/2050	38,779
600,100	3.63%, 2/15/2053	556,827
674,000	4.12%, 8/15/2053	684,531
39,000	4.75%, 11/15/2053	43,942
500,000	United States Treasury Floating Rate Note 5.18% (U.S. Treasury 3 Month Bill Money Market Yield), 4/30/2024[3]	499,716
	United States Treasury Note
223,000	4.87%, 11/30/2025	225,361
69,000	3.63%, 5/31/2028	68,329
3,174,000	4.37%, 8/31/2028	3,244,920
273,000	4.37%, 11/30/2028	279,633
19,400	3.38%, 5/15/2033	18,657
1,044,400	3.88%, 8/15/2033	1,045,216
170,000	4.50%, 11/15/2033	178,845
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $9,690,474)	10,193,701

Number of Shares
	SHORT-TERM INVESTMENTS — 0.5%
681,683	Goldman Sachs Financial Square Government Fund - Institutional Class 5.17%[11]	681,683
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $681,683)	681,683
	TOTAL INVESTMENTS — 98.4%
	(Cost $147,539,275)	137,756,155
	Other Assets in Excess of Liabilities — 1.6%	2,213,786
	TOTAL NET ASSETS — 100.0%	$139,969,941

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $53,151,248, which represents 38.0% of total net assets of the Fund.
[3]	Floating rate security.
[4]	Variable rate security. Rate shown is the rate in effect as of December 31, 2023.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
15

AAM/Insight Select Income Fund

SUMMARY OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

[7]	Fixed to variable security. Fixed rate indicated is the rate effective at December 31, 2023. Security may convert at a future date to a variable rate of referenced rate and spread.
[8]	Perpetual security. Date shown is next call date.
[9]	Fixed to float security. Fixed rate indicated is the rate effective at December 31, 2023. Security may convert at a future date to a floating rate or referenced rate and spread.
[10]	Interest-only security.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

16

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
60	2-Year U.S. Treasury Note	March 2024	$12,224,532	$130,312
21	5-Year U.S. Treasury Note	March 2024	2,283,148	1,094
(32)	10-Year U.S. Treasury Note	March 2024	(3,509,492)	(103,008)
61	U.S. Treasury Long Bond	March 2024	7,093,632	527,555
(56)	Ultra 10-Year U.S. Treasury Note	March 2024	(6,362,556)	(246,319)
10	Ultra Long-Term U.S. Treasury Bond	March 2024	1,251,813	84,125

TOTAL FUTURES CONTRACTS			$12,981,077	$393,759

See accompanying Notes to Financials Statements.

17

AAM/Insight Select Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financials	26.9%
Energy	10.8%
Consumer Discretionary	8.9%
Utilities	7.6%
Communications	5.4%
Technology	4.5%
Materials	4.0%
Health Care	3.5%
Consumer Staples	3.3%
Industrials	3.2%
Governments	0.8%
Total Corporate Bonds	78.9%
Asset-Backed Securities	10.9%
U.S. Government and Agencies	7.3%
Commercial Mortgage-Backed Securities	0.6%
Municipal Bonds	0.2%
Short-Term Investments	0.5%
Total Investments	98.4%
Other Assets in Excess of Liabilities	1.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

18

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2023 (Unaudited)

Assets:
Investments, at value (cost $147,539,275)	$137,756,155
Cash	272
Receivables:
Fund shares sold	897,461
Variation margin on futures contracts	393,759
Dividends and interest	1,683,992
Prepaid expenses	16,364
Total assets	140,748,003
Liabilities:
Payables:
Cash deposited with broker for futures contracts	3,168
Investment securities purchased	504,356
Fund shares redeemed	109,039
Advisory fees	25,011
Shareholder servicing fees (Note 7)	22,531
Distribution fees - Class A & C (Note 8)	3,969
Fund accounting and administration fees	25,026
Transfer agent fees and expenses	17,517
Custody fees	6,123
Trustees' deferred compensation (Note 3)	15,579
Auditing fees	9,905
Trustees' fees and expenses	6,113
Chief Compliance Officer fees	3,598
Accrued other expenses	26,127
Total liabilities	778,062
Commitments and contingencies (Note 3)
Net Assets	$139,969,941
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$161,623,852
Total distributable earnings (accumulated deficit)	(21,653,911)
Net Assets	$139,969,941
Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$8,767,850
Number of shares issued and outstanding	954,787
Net asset value per share[1]	$9.18
Maximum sales charge (3.00% of offering price)[2]	0.28
Maximum offering price to public	$9.46
Class C Shares:
Net assets applicable to shares outstanding	$2,472,713
Number of shares issued and outstanding	269,233
Net asset value per share[3]	$9.18
Class I Shares:
Net assets applicable to shares outstanding	$128,728,706
Number of shares issued and outstanding	14,015,855
Net asset value per share	$9.18
Class Y Shares:
Net assets applicable to shares outstanding	$672
Number of shares issued and outstanding	73
Net asset value per share[4]	$9.17

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of purchase.

See accompanying Notes to Financial Statements.

19

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of December 31, 2023 (Unaudited)

[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.
[4]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

20

AAM/Insight Select Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2023 (Unaudited)

Investment income:
Interest	$3,002,522
Total investment income	3,002,522
Expenses:
Advisory fees	221,744
Shareholder servicing fees - Class A (Note 7)	2,108
Shareholder servicing fees - Class C (Note 7)	727
Shareholder servicing fees - Class I (Note 7)	26,463
Distribution fees - Class A (Note 8)	10,538
Distribution fees - Class C (Note 8)	12,122
Fund accounting and administration fees	64,243
Transfer agent fees and expenses	35,009
Custody fees	12,389
Registration fees	36,984
Auditing fees	10,702
Chief Compliance Officer fees	10,309
Legal fees	9,597
Shareholder reporting fees	9,382
Trustees' fees and expenses	5,975
Miscellaneous	4,196
Insurance fees	2,012
Total expenses	474,500
Advisory fees recovered (waived)	(130,773)
Net expenses	343,727
Net investment income (loss)	2,658,795
Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(1,679,108)
Futures contracts	(460,807)
Total net realized gain (loss) on:	(2,139,915)
Net change in unrealized appreciation (depreciation) on:
Investments	7,007,644
Futures contracts	358,767
Net change in unrealized appreciation (depreciation)	7,366,411
Net realized and unrealized gain (loss)	5,226,496
Net Increase (Decrease) in Net Assets from Operations	$7,885,291

See accompanying Notes to Financial Statements.

21

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2023 (Unaudited)	For the Year Ended June 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,658,795	$4,750,661
Net realized gain (loss) on investments and futures contracts	(2,139,915)	(5,531,609)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	7,366,411	3,277,845
Net increase (decrease) in net assets resulting from operations	7,885,291	2,496,897
Distributions to Shareholders:
Distributions:
Class A	(221,879)	(313,356)
Class C	(52,942)	(84,654)
Class I	(2,984,502)	(4,085,566)
Class Y	(18)	(25)
Total distributions to shareholders	(3,259,341)	(4,483,601)
Capital Transactions:
Net proceeds from shares sold:
Class A	1,302,602	2,352,160
Class C	273,311	209,481
Class I	39,799,682	31,916,251
Reinvestment of distributions:
Class A	202,741	266,383
Class C	51,011	81,893
Class I	2,947,614	4,009,887
Class Y	18	25
Cost of shares redeemed:
Class A1	(1,364,134)	(3,062,952)
Class C2	(467,083)	(921,072)
Class I3	(17,484,387)	(58,372,663)
Net increase (decrease) in net assets from capital transactions	25,261,375	(23,520,607)
Total increase (decrease) in net assets	29,887,325	(25,507,311)
Net Assets:
Beginning of period	110,082,616	135,589,927
End of period	$139,969,941	$110,082,616
Capital Share Transactions:
Shares sold:
Class A	150,029	262,379
Class C	31,359	23,068
Class I	4,591,895	3,597,764
Shares reinvested:
Class A	23,045	29,856
Class C	5,794	9,172
Class I	334,871	448,693
Class Y	2	3
Shares redeemed:
Class A	(154,256)	(342,705)
Class C	(53,227)	(102,831)
Class I	(1,995,508)	(6,522,172)
Net increase (decrease) in capital share transactions	2,934,004	(2,596,773)

See accompanying Notes to Financial Statements.

22

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

[1]	Net of redemption fee proceeds of $2,795 and $995, respectively.
[2]	Net of redemption fee proceeds of $0 and $412, respectively.
[3]	Net of redemption fee proceeds of $450 and $904, respectively.

See accompanying Notes to Financial Statements.

23

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023	For the Year Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.94	$9.09	$11.07	$10.87	$10.36	$9.78
Income from Investment Operations:
Net investment income (loss) [1]	0.19	0.36	0.29	0.29	0.31	0.34
Net realized and unrealized gain (loss)	0.28	(0.17)	(1.94)	0.31	0.50	0.57
Total from investment operations	0.47	0.19	(1.65)	0.60	0.81	0.91
Less Distributions:
From net investment income	(0.23)	(0.34)	(0.30)	(0.29)	(0.30)	(0.34)
From net realized gain	-	-	(0.03)	(0.11)	-	-
Total distributions	(0.23)	(0.34)	(0.33)	(0.40)	(0.30)	(0.34)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	0.01
Net asset value, end of period	$9.18	$8.94	$9.09	$11.07	$10.87	$10.36
Total return[3]	5.42%[4]	2.12%	(15.28)%	5.55%	7.97%	9.65%
Ratios and Supplemental Data:
Net assets, end of period	$8,767,850	$8,367,657	$8,969,207	$12,070,502	$10,088,253	$8,059,594
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.02%[5]	1.00%	0.92%	0.92%	0.99%	1.17%
After fees waived and expenses absorbed/recovered	0.80%[5]	0.79%	0.78%	0.79%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.12%[5]	3.79%	2.60%	2.47%	2.75%	3.09%
After fees waived and expenses absorbed/recovered	4.34%[5]	4.00%	2.74%	2.60%	2.90%	3.42%
Portfolio turnover rate	19%[4]	40%	59%	104%	121%	155%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% that will be imposed to the extent a finder's fee was paid on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

24

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023	For the Year Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.94	$9.09	$11.06	$10.86	$10.35	$9.77
Income from Investment Operations:
Net investment income (loss) [1]	0.16	0.29	0.21	0.20	0.23	0.27
Net realized and unrealized gain (loss)	0.27	(0.17)	(1.95)	0.31	0.51	0.58
Total from investment operations	0.43	0.12	(1.74)	0.51	0.74	0.85
Less Distributions:
From net investment income	(0.19)	(0.27)	(0.20)	(0.20)	(0.23)	(0.27)
From net realized gain	-	-	(0.03)	(0.11)	-	-
Total distributions	(0.19)	(0.27)	(0.23)	(0.31)	(0.23)	(0.27)
Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	-	- [2]
Net asset value, end of period	$9.18	$8.94	$9.09	$11.06	$10.86	$10.35
Total return[3]	4.95%[4]	1.32%	(15.97)%	4.74%	7.21%	8.87%
Ratios and Supplemental Data:
Net assets, end of period	$2,472,713	$2,550,145	$3,234,680	$4,454,691	$4,481,201	$3,634,082
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.78%[5]	1.77%	1.70%	1.69%	1.71%	1.89%
After fees waived and expenses absorbed/recovered	1.56%[5]	1.56%	1.56%	1.56%	1.56%	1.56%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.36%[5]	3.02%	1.82%	1.70%	2.03%	2.37%
After fees waived and expenses absorbed/recovered	3.58%[5]	3.23%	1.96%	1.83%	2.18%	2.70%
Portfolio turnover rate	19%[4]	40%	59%	104%	121%	155%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

25

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023	For the Year Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.95	$9.10	$11.09	$10.88	$10.37	$9.80
Income from Investment Operations:
Net investment income (loss) [1]	0.20	0.38	0.31	0.31	0.34	0.37
Net realized and unrealized gain (loss)	0.27	(0.17)	(1.95)	0.32	0.50	0.57
Total from investment operations	0.47	0.21	(1.64)	0.63	0.84	0.94
Less Distributions:
From net investment income	(0.24)	(0.36)	(0.32)	(0.31)	(0.33)	(0.37)
From net realized gain	-	-	(0.03)	(0.11)	-	-
Total distributions	(0.24)	(0.36)	(0.35)	(0.42)	(0.33)	(0.37)
Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.18	$8.95	$9.10	$11.09	$10.88	$10.37
Total return[3]	5.46%[4]	2.35%	(15.14)%	5.88%	8.29%	9.87%
Ratios and Supplemental Data:
Net assets, end of period	$128,728,706	$99,164,178	$123,385,419	$216,050,597	$170,278,190	$107,166,095
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.77%[5]	0.77%	0.71%	0.69%	0.69%	0.86%
After fees waived and expenses absorbed/recovered	0.55%[5]	0.56%	0.57%	0.56%	0.54%	0.53%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.37%[5]	4.02%	2.81%	2.70%	3.05%	3.40%
After fees waived and expenses absorbed/recovered	4.59%[5]	4.23%	2.95%	2.83%	3.20%	3.73%
Portfolio turnover rate	19%[4]	40%	59%	104%	121%	155%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

26

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2023	For the Year Ended June 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.94	$9.09	$11.08	$10.87	$10.36	$9.79
Income from Investment Operations:
Net investment income (loss) [1]	0.19	0.39	0.32	0.32	0.34	0.37
Net realized and unrealized gain (loss)	0.29	(0.18)	(1.95)	0.32	0.51	0.57
Total from investment operations	0.48	0.21	(1.63)	0.64	0.85	0.94
Less Distributions:
From net investment income	(0.25)	(0.36)	(0.33)	(0.32)	(0.34)	(0.37)
From net realized gain	-	-	(0.03)	(0.11)	-	-
Total distributions	(0.25)	(0.36)	(0.36)	(0.43)	(0.34)	(0.37)
Net asset value, end of period	$9.17	$8.94	$9.09	$11.08	$10.87	$10.36
Total return[2]	5.49%[3]	2.42%	(15.08)%	5.95%	8.34%	9.91%
Ratios and Supplemental Data:
Net assets, end of period	$672	$636	$621	$732	$691	$638
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.72%[4]	0.71%	0.64%	0.63%	0.65%	0.83%
After fees waived and expenses absorbed/recovered	0.50%[4]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	4.36%[4]	4.08%	2.88%	2.77%	3.10%	3.43%
After fees waived and expenses absorbed/recovered	4.58%[4]	4.29%	3.02%	2.90%	3.25%	3.76%
Portfolio turnover rate	19%[3]	40%	59%	104%	121%	155%

[1]	Based on average shares outstanding for the year.
[2]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

27

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2023 (Unaudited)

Note 1 – Organization

AAM/Insight Select Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

28

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2023 (Unaudited)

(b) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. Depending upon the agreement with the broker, the Fund may or may not settle variation margin daily. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Preferred Stock Risk

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

29

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2023 (Unaudited)

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2023, and during the prior three open tax years the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

30

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2023 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Insight North America LLC (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.85%, 1.60%, 0.60% and 0.50% of the average daily net assets of the Fund's Class A, Class C, Class I and Class Y Shares, respectively. This agreement is in effect until October 31, 2033, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2023, the Advisor waived its fees totaling $130,773 for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At December 31, 2023, the amount of these potentially recoverable expenses was $927,335. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2024	$289,414
2025	273,130
2026	234,038
2027	130,773
Total	$927,355

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2023, are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2023, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

31

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2023 (Unaudited)

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2023, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2023, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$147,540,850

Gross unrealized appreciation	2,404,705
Gross unrealized depreciation	(12,189,400)

Net unrealized appreciation (depreciation)	$(9,784,695)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of June 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$422,404
Undistributed long-term capital gains	-
Tax accumulated earnings	442,404

Accumulated capital and other losses	(9,898,203)
Deferred Compensation Outstanding	(11,723)
Unrealized appreciation (depreciation) on investments	(16,792,339)
Total accumulated earnings (deficit)	$(26,279,861)

32

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2023 (Unaudited)

The tax character of the distributions paid during the fiscal years ended June 30, 2023, and June 30, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$4,483,601	$6,470,263
Net long-term capital gains	-	324,321
Total distributions paid	$4,483,601	$6,794,584

At June 30, 2023, the Fund had an accumulated capital loss carry forward as follows:

Short-term	$1,692,345
Long-term	8,205,858
Total	$9,898,203

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2023 and the year ended June 30, 2023, the Fund received $3,245 and $2,311, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2023, purchases and sales of investments, excluding short-term investments and futures contracts, were $46,118,856 and $22,281,001, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class A shares, Class C shares, and Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Class Y shares do not participate in the Shareholder Servicing Plan.

For the six months ended December 31, 2023, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares and Class Y shares are not subject to any distribution or service fees under the Plan.

33

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2023 (Unaudited)

For the six months ended December 31, 2023, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

34

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2023 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$15,294,573	$-	$15,294,573
Commercial Mortgage-Backed Securities	-	845,794	-	845,794
Corporate Bonds[1]	-	110,483,330	-	110,483,330
Municipal Bonds	-	257,074	-	257,074
U.S. Government and Agencies	-	10,193,701	-	10,193,701
Short-Term Investments	681,683	-	-	681,683
Total Investments	681,683	137,074,472	-	137,756,155
Other Financial Instruments**
Futures Contracts	743,086	-	-	743,086
Total Assets	$1,424,769	$137,074,472	$-	$138,499,241

Liabilities
Other Financial Instruments**
Futures Contracts	$349,327	$-	$-	$349,327
Total Liabilities	$349,327	$-	$-	$349,327

[1]	For a detailed break-out of corporate bonds by major sector classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts during the six months ended December 31, 2023.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments, as of December 31, 2023, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Interest Rate Contracts	Unrealized appreciation/depreciation on open futures contracts*	$743,086	$349,327

35

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2023 (Unaudited)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended December 31, 2023, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Interest Rate Contracts	Futures Contracts	$(460,807)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Interest Rate Contracts	Futures Contracts	$358,767

The quarterly average volumes of derivative instruments as of December 31, 2023, are as follows:

Derivatives not designated as hedging instruments			Total
Interest Rate Contracts	Long Futures Contracts	Notional Amount	$25,237,097
Interest Rate Contracts	Short Futures Contracts	Notional Amount	(15,638,975)

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 - Recently Issued Accounting Pronouncements

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

36

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS – Continued

December 31, 2023 (Unaudited)

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 84–) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 14 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

37

AAM/Insight Select Income Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2023 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period
		7/1/23	12/31/23	7/1/23 – 12/31/23
Class A*	Actual Performance	$1,000.00	$1,054.20	$4.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,021.19	4.06
Class C*	Actual Performance	1,000.00	1,049.50	8.03
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.37	7.91
Class I*	Actual Performance	1,000.00	1,054.60	2.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.44	2.79
Class Y*	Actual Performance	1,000.00	1,054.90	2.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.58	2.57

38

AAM/Insight Select Income Fund

EXPENSE EXAMPLE - Continued

For the Six Months Ended December 31, 2023 (Unaudited)

*	Expenses are equal to the Fund’s annualized expense ratios of 0.80%, 1.56%, 0.55%, and 0.50% for Class A, Class C, Class I, and class Y shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

39

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AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Insight North America LLC

200 Park Avenue, 7th Floor

New York, New York 10166

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.acaglobal.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Insight Select Income Fund - Class A	CPUAX	46141P 883
AAM/Insight Select Income Fund - Class C	CPUCX	46141P 875
AAM/Insight Select Income Fund - Class I	CPUIX	46141P 867
AAM/Insight Select Income Fund - Class Y	CPUYX	46141Q 121

Privacy Principles of the AAM/Insight Select Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Insight Select Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/Insight Select Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/2024